BORROWINGS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 3,699	$ 12,240	$ 25,968	$ 51,386
Centro para el Desarrollo Tecnológico Industrial (Spain)
Disclosure of detailed information about borrowings [line items]
Borrowings	894	1,484
Banco Santander (Spain)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	850
Banco Supervielle (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	71
Banco Santander (Argentina)
Disclosure of detailed information about borrowings [line items]
Borrowings	0	9,835
Banco Desio (Italia)
Disclosure of detailed information about borrowings [line items]
Borrowings	15	0
BBVA (Mexico)
Disclosure of detailed information about borrowings [line items]
Borrowings	760	0
Liga Nacional de Fútbol Profesional (Spain)
Disclosure of detailed information about borrowings [line items]
Borrowings	1,938	0
Others
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 92	$ 0